DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Value of conversion of debt	$ 566,930
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities - December 31, 2015
Value of conversion of debt		270,331
Less derivatives due to conversion		(412,086)
Fair value mark to market adjustment for derivatives		141,756
Derivative liabilities - December 31, 2016